ALBRIGHT & BLUM, P. C.
                                ATTORNEYS AT LAW

                       17337 Ventura Boulevard, Suite 208
                            Encino, California 91316
                     Ph. (818) 789-0779 o Fax (818) 784-0205
                              www.albrightblum.com

                                  June 14, 2006


VIA EDGAR & FEDERAL EXPRESS


Messeret Nega, Esq. &
John Stickel, Esq.
SECURITIES AND EXCHANGE COMMISSION
100 F Street, Mail Stop 3561
Washington, D.C.  20549

Re:      Advanced Media Training, Inc. (the "Registrant")
         Schedule 14C
         Original Filing Date:      March 1, 2006, Amended May 3, 2006
         SEC File No.:     000-50333

Dear Ms. Nega and Mr. Stickel:

The Commission's June 3, 2004, comment letter to Buddy Young, President of Registrant has been delivered to me for response. Please consider this to be the Registrant's formal response to the Commission's comment letter. Accordingly, enclosed please find two (2) clean copies of the Schedule 14C which has been filed with the Commission via EDGAR, together with two (2) redlined copies of the Schedule 14C which are marked to show changes from the last filed version. Registrant believes that the changes in this form comply with the comments made by the Commission's staff. Please be aware that deletions are striked out and inserts are underlined or double underlined.

We will be responding to comments in the order presented.

SCHEDULE 14C
GENERAL

COMMENT NO. 1. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

COMMENT NO. 2. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. & John Stickel, Esq.
June 14, 2006
Page 2

COMMENT NO. 3. Registrant supplementally responds to this comment as follows:

In the event that Registrant exercises its option to purchase some or all of the outstanding shares of Dematoc, Inc. ("Dematco"), Registrant will issue shares of its newly authorized common stock to the shareholders of Dematco in reliance on the issuance exemption provided by Section 4(2) of the Securities Act of 1933, as amended (the "Act"). Section 4(2) permits an issuer to issue stock in a private placement, provided that such shares are subject to restrictions as to transfer. The Company will comply with the issuance requirements set forth in
Section 4(2) and related rules and regulations.

COMMENT NO. 4. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

COMMENT NO. 5. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

GENERAL INFORMATION, PAGE 3
NO FALSE OR MISLEADING STATEMENTS, PAGE 4

COMMENT NO. 6. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 6 TO 14A. VOTING SECURITIES AND PRINCIPAL HOLDERS THEREOF, PAGE 4

COMMENT NO. 7. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 11 OF 14A.  AUTHORIZATION OR ISSUANCE OF SECURITIES
OTHERWISE THAN FOR EXCHANGE, PAGE 5

COMMENT NO. 8. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 13 OF 14A.  FINANCIAL AND OTHERE INFORMATION, PAGE 4

COMMENT NO. 9. Registrant has revised the Schedule 14C to address the staff's comments by incorporating a number of documents by reference. The documents incorporated by reference respond to the disclosures required by Item 13(a) of
Schedule 14A. These changes should cause these items to be in compliance with the staff's comments.


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. & John Stickel, Esq.
June 14, 2006
Page 3

ITEM 14 OF 14A.  MERGERS, CONSOLIDATIONS, ACQUISITIONS AND SIMILAR MATTERS, PAGE
5
ITEM 14(B)(1).  SUMMARY OF TERMS, PAGE 5

COMMENT NO. 10. Registrant supplementally responds to this comment as follows:

Registrant's stock traded at $1.25 per share during the day on March 20, 2006. The high on that date was $1.45 per share and the low was $1.09 per shares. Registrant and Dematco settled on the $1.25 trading price to determine the value of Registrant's stock used in the March 20, 2006, transaction.

The 1.2 million shares indicated on Registrant's Form 10-QSB for the period ended February 28, 2006 are "pre-split" shares. The issuance should have been shown on our Statement of Stockholders' Equity before the "6:1 Forward Split" caption. Accordingly, the post-split number of shares issued for services were 1,200,000. The only information available to us on or about January 20, 2006 was a bid price of $0.35 per share. We discussed the services with the consultants and arrived at a valuation of $60,000 which equates to $0.30 per share. Based on this information, we recorded the value at $60,000 which we considered to be the fair value of services to be rendered.

We note the Staff's comments regarding the inconsistency between Registrant's Form 14C and Registrant's "most recent Form 10-K filing" as they pertain to a public market for Registrant's stock. We assume the Staff is referring to Registrant's Form 10-KSB/A filed March 22, 2006, which is an amendment to Registrant's Form 10-KSB for the fiscal year ended May 31, 2005. Item 5 of the Form 10-KSB/A is correct since as of May 31, 2005, Registrant's common stock was not publicly traded.

COMMENT NO. 11. Registrant supplementally responds to this comment as follows:

The $1.00 valuation per share for Dematco's stock resulted from an arms-length negotiation between the Company's and Dematco's management. Absent of either historical cost,or independent evaluation of the proprietary dematerialization technology, Registrant based its decision to agree to the $1.00 valuation per share on what it believed to be the future growth potential for Dematco. The major factors that were considered in evaluating the advisability of this transaction included: (a) the Securities Industry Association's and the Depository Trust Company's favorable view of the dematerialization, as evidenced by information in support of the process available on their web sites; (b) the 2005 vote by the American Stock Exchange, the NASDAQ Stock Market, and the New York Stock Exchange to require companies that wished to be listed by them to utilize the Direct Registration System; (c) the state of Delaware's recent statute change to permit book-entry only stock ownership; (d) the Depository Trust Company release that indicated that the number of issues that are DRS-eligible has been growing steadily over the past year, as more companies, including such widely held issues as Southwest Energy, US Airways and Disney, adopt electronic share ownership; (e) the potential savings for investors


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. & John Stickel, Esq.
June 14, 2006
Page 4

and financial institutions by eliminating costs incurred for among other things, vault security, medallion guarantees, and the shipping of physical stock certificates, is a strong incentive for the securities industry to adopt and promote the dematerialization process; and (f) according to information available on numerous websites, countries such as Japan, India and Australia have, or are in the process of utilizing dematerialization within their securities industries.

Based on the above, and the fact that Dematco has a contract with a Swiss bank for the utilization of its dematerialization process, management felt that the $1.00 valuation per Dematco share was fair and reasonable.

Dematco's financial records recorded the 101,000,000 common shares issued to the founders at 1,010,000 British pounds. The price was based on the part value of 1p or one British penny. The value the founders brought tot he company was the proprietary technology. When Dematco's financials were prepared, the British pounds were converted into U. S. dollars. This resulted in $578,786 being recorded for the issuance of shares to the founders. Dematco is a private company and there was no market value for the shares issued to the founders. The founders established the value of the technology by the number of shares issued.

COMMENT NO. 12. Registrant confirms that the previous 14C errantly contained inconsistent statements regarding the value of Registrant's stock to be used to purchase Dematco stock. Registrant has revised the Schedule 14C to consistently disclose this information and address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 14(B)(3).  BUSINESS CONDUCTED, PAGE 5

COMMENT NO. 13. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

COMMENT NO. 14. We note the Commission's reference to Registrant's previous agreement with The Hathaway Group. The agreement with The Hathaway Group expired on December 31, 2005 and in December, 2005, it was extended through June 30, 2007. This disclosure is now contained in the Schedule 14C. Those facts were unavailable to be included at the time Registrant prepared and filed its Form 10-KSB for the year ended May 31, 2005. Registrant's Form 10-KSB for the year ending May 31, 2006 will contain this disclosure. Thus, Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. & John Stickel, Esq.
June 14, 2006
Page 5

COMMENT NO. 15. Registrant ceased selling and distributing the training video entitled IT'S A WONDERFUL LIFE: LEADING THROUGH SERVICE and has revised the
Schedule 14C to address disclose this. Please note that Registrant's Form 10-KSB/A did not state that it sold or distributed a video entitled LEADERSHIP AND THE NEW SCIENCES, thus no reference to that video is made in the Schedule 14C. These changes should cause these items to be in compliance with the staff's comments.

COMMENT NO. 16. Registrant has deleted the reference that its competitors generally have non-exclusive distribution agreements with distributors. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 14(B)(7).  PAST CONTRACTS, TRANSACTIONS OR NEGOTIATIONS, PAGE 8

COMMENTS NOS. 17 & 18. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 14(B)(8).  SELECTED FINANCIAL DATA, PAGE 9

COMMENT NO. 19. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 14(B)(9) PRO FORMA SELECTED FINANCIAL DATA, PAGE 9

COMMENTS NOS. 20 & 21. Registrant supplementally responds to this comment as follows:

On February 28, 2006, our common stock was held by a limited number of shareholders; substantially by our President, Buddy Young (approximately 58.26%). At that time the Company's stock was thinly traded and valuing this investment based on the closing price of 6.5 million shares of our common stock (approximately 38% of the total outstanding at February 28, 2006) is not considered a fair and reasonable valuation. We intend to make a decision regarding our option to acquire an amount up to the remaining shares of Dematco by July 31, 2006. If we exercise our option, the transaction would be recorded as a recapitalization and Dematco's historical cost basis of assets and liabilities would be carried forward. If we do not exercise our option, we intend to obtain a certified valuation firm to value the intangible property of Dematco and record our investment based on the resulting valuation. Dematco currently has a negative book value of less than $1,000 at March 31, 2006. Accordingly, we do not have sufficient information to conclude whether our investment will exceed 10% of our total assets at this time; thus requiring Pro Forma financial information.


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. & John Stickel, Esq.
June 14, 2006
Page 6

DEMATCO LIMITED FINANCIAL STATEMENTS STATEMENT OF CASH FLOWS, PAGE 14

COMMENTS NOS. 22 & 23. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

Supplementally, please be advised that due to the difficulty presented by redlining financial statements and the notes, Registrant elected not to redline them. Registrant has replaced the Dematco financial statements and notes to financial statements in their entirety. As noted above, Registrant believes the changes should be in compliance with the staff's comments.

NOTE 1 - GENERAL ORGANIZATION AND BUSINESS, PAGE 15

COMMENT NO. 24. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, PAGE 15
LOSS OF REVALUATION OF LONT-TERM ASSETS, PAGE 16

COMMENT NO. 25. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

REVENUE RECOGNITION, PAGE 16

COMMENT NO. 26. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

NOTE 3 - GOING CONCERN, PAGE 17

COMMENT NO. 27. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 19.  AMENDMENT TO CHARTER, BYLAWS OR OTHER DOCUMENTS, PAGE 20

COMMENT NO. 28. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

ITEM 3.  SCHEDULE 14C, PAGE 20

COMMENT NO. 29. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. & John Stickel, Esq.
June 14, 2006
Page 7

COMMENT NO. 30. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

COMMENT NO. 31. Registrant has revised the Schedule 14C to address the staff's comments. These changes should cause these items to be in compliance with the staff's comments.

Attached to this letter and marked as Appendix "A", please find a written statement from Registrant acknowledging and confirming three bullet point items noted at the end of the Staff's comment letter.

Finally, enclosed please also find the consent of Dematco's auditors to the use of their audit of Dematco in the 14C. The original consent is included with the original of this letter and a copy is attached to this letter and marked as Appendix "B".

Thank you for your time and cooperation and please do not hesitate to contact either Buddy Young, Registrant's President, CEO and CFO, or the undersigned with any other comments, requests or simply to discuss the matter further.


                                          Sincerely,


                                          /s/ L. Stephen Albright
                                          ----------------------------
                                          L. STEPHEN ALBRIGHT, Esq.


c:       Buddy Young @ Advanced Media Training, Inc., w/encls


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. & John Stickel, Esq.
June 14, 2006
Page 8

                                  APPENDIX "A"

         ADVANCED MEDIA TRAINING, INC., a Delaware corporation ("Company" or "Registrant") confirms and acknowledge to the Securities and Exchange Commission (the "Commission") that:

                  Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

                  The action of the Commission or the staff, acting pursuant to delegated authority, in declared the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

                  The Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


         Executed this June 14, 2006, at Encino [Los Angeles], California by Buddy Young, President, CEO and CFO of Registrant.



                                          /S/ BUDDY YOUNG
                                          --------------------------------------
                                          BUDDY YOUNG


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ALBRIGHT & BLUM, P.C.

Messeret Nega, Esq. & John Stickel, Esq.
June 14, 2006
Page 9
                                  APPENDIX "B"



MOORE & ASSOCIATES, CHARTERED
ACCOUNTANTS AND ADVISORS
PCAOB REGISTERED


            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We consent to the use, in the registrations statement on Schedule 14C Amended #2 of De mat co Limited (A development stage company), of our report dated June 8, 2006 on our audit of the financial statements of Dematco Limited (A development stage company) as of March 31, 2006, and December 31, 2005, and the related statements of operations, stockholders' equity and cash flows for the three months ended March 31, 2006, the year ended December 31, 2005 and from inception on November 1, 2005 through March 31, 2006, and the reference to us under the caption "Experts."


/S/  MOORE & ASSOCIATES, CHARTERED

Moore & Associates Chartered
Las Vegas, Nevada
June 8, 2006






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